PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT
Cost	$ 95,939	$ 82,530
Accumulated amortization	66,992	61,813
Net book value	28,947	20,717
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	1,420	1,245
Accumulated amortization	867	708
Net book value	553	537
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	29,184	28,217
Accumulated amortization	21,435	20,805
Net book value	7,749	7,412
Production equipment and tooling [Member]
PROPERTY AND EQUIPMENT
Cost	40,181	34,590
Accumulated amortization	29,161	27,212
Net book value	11,020	7,378
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	7,256	6,053
Accumulated amortization	5,562	4,770
Net book value	1,694	1,283
Software [Member]
PROPERTY AND EQUIPMENT
Cost	7,134	5,476
Accumulated amortization	4,852	4,178
Net book value	2,282	1,298
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	4,456	3,244
Accumulated amortization	2,121	1,412
Net book value	2,335	1,832
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	947	1,111
Accumulated amortization	547	663
Net book value	400	448
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	2,533	2,594
Accumulated amortization	2,132	2,065
Net book value	401	$ 529
Network equipment [Member]
PROPERTY AND EQUIPMENT
Cost	2,828
Accumulated amortization	315
Net book value	$ 2,513